[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

February 20, 2024

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	GAMCO Global Gold, Natural Resources & Income Trust (File Nos.: 333-; 811-21698)

Ladies & Gentlemen:

On behalf of GAMCO Global Gold, Natural Resources & Income Trust (the “Fund”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Registration Statement on Form N-2 (the “Registration Statement”).

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If you have any questions or require any further information with respect to this Registration Statement, or any other matter relating to the Fund, please do not hesitate to contact me at (617) 573-4836.

Sincerely,

/s/ Kenneth E. Burdon
Kenneth E. Burdon